Derivative Liability - Inputs and assumptions used to value secured convertible debentures and warrants outstanding (Details)																		12 Months Ended
	Dec. 30, 2014	Dec. 19, 2014	Dec. 05, 2014	Nov. 26, 2014	Nov. 22, 2014	Oct. 25, 2014	Oct. 14, 2014	Oct. 07, 2014	Sep. 26, 2014	Jul. 25, 2014	Jul. 19, 2014	Jul. 10, 2014	Jun. 17, 2014	May. 15, 2014	Mar. 20, 2014	Jan. 11, 2014	Jul. 15, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants
Expected volatility																	270.00%		316.00%	288.00%
Risk-free interest rate																	1.00%		1.00%	1.00%
Expected dividend yield																	0.00%		0.00%	0.00%
Expected life																	3 years		6 months 11 days	1 year 6 months 11 days
January 10, 2014 convertible debenture
Expected volatility										235.00%	244.00%					248.00%
Risk-free interest rate										3.00%	2.00%					12.00%
Expected dividend yield										0.00%	0.00%					0.00%
Expected life										2 months 23 days	2 months 27 days					9 months 4 days
March 19, 2014 convertible debenture
Expected volatility							245.00%	220.00%	241.00%						233.00%
Risk-free interest rate							1.00%	2.00%	1.00%						15.00%
Expected dividend yield							0.00%	0.00%	0.00%						0.00%
Expected life							2 months 12 days	2 months 19 days	3 months						9 months 7 days
May 14, 2014 convertible debenture
Expected volatility			253.00%	236.00%	254.00%									207.00%
Risk-free interest rate			2.00%	2.00%	1.00%									10.00%
Expected dividend yield			0.00%	0.00%	0.00%									0.00%
Expected life			2 months 12 days	2 months 23 days	2 months 27 days									9 months 4 days
June 16, 2014 convertible debenture
Expected volatility	268.00%	261.00%											194.00%					249.00%
Risk-free interest rate	3.00%	4.00%											11.00%					4.00%
Expected dividend yield	0.00%	0.00%											0.00%					0.00%
Expected life	2 months 19 days	3 months											9 months					2 months 16 days
July 9, 2014 convertible debenture
Expected volatility												202.00%						260.00%
Risk-free interest rate												11.00%						4.00%
Expected dividend yield												0.00%						0.00%
Expected life												9 months 4 days						2 months 11 days
October 24, 2014 convertible debenture
Expected volatility						222.00%												247.00%
Risk-free interest rate						11.00%												12.00%
Expected dividend yield						0.00%												0.00%
Expected life						9 months 4 days												6 months 26 days